Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Payable Under Operating Leases	Future minimum payments payable under all operating leases as of December 31, 2018 are as follows:

Years Ending December 31,
2019	622,385
2020	582,659

Total minimum lease payments	$1,205,044